Debt and Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Debt and Borrowings [Abstract]
Schedule of Long Term Debt and Borrowings
	2024		2023	2022

Simple credit line joint and several obligation with BBVA, up to Ps.1,500,000, with a term of 60 months and monthly interest payment at 28-day TIIE rate published in BANXICO, on non-working days, the TIIE rate could be at 26, 27 or 29 days, plus the applicable margin, such ordinary interest will be calculated by the number of days effectively elapsed over the base of a year 360 days, in addition, in case of default, interest will be paid at the ordinary interest rate multiplied by 2.0pp divided by 360 days and the result will be applied to the unpaid and past-due balances.	Ps.	1,355,000	1,500,000	-

Two-tranche sustainability bond, with maturities across 4 and 7 years, offered in the Mexican Market through the Bolsa Mexicana de Valores; the first offer of Ps.500,000 started paying interest at 5.15% plus 0.40% and for the monthly subsequent payments, the rate will be based on the 29-day TIIE rate issued by BANXICO plus 0.40%; the second offer of Ps.1,000,000 will pay interest semi-annually at a fixed rate of 8.35%, during the sustainability bond term.		1,493,237	1,488,830	1,485,545

Simple credit line with HSBC, up to Ps.950,000, valid until September 13, 2029 and monthly interest payment at the TIIE rate (the 28-day equilibrium interbank interest rate published in BANXICO), plus 1.3 points percentages, such ordinary interest will be calculated by the number of days effectively elapsed over the base of a year 360 days, in addition, in case of default, interest will be paid at the ordinary interest rate multiplied by 2.0pp divided by 360 days and the result will be applied to the unpaid and past-due balances.		902,500	950,000	-

Two-tranche bond, with maturities across 4 and 7 years, offered in the Mexican Market through the Bolsa Mexicana de Valores; the third offer of Ps.313,974 started paying interest at 12.41% and for the monthly subsequent payments, the rate will be based on the 28-day TIIE rate issued by BANXICO plus 0.90%; the fourth offer of Ps.500,000 will pay interest semi-annually or every 182 days at a fixed rate of 11.23%, during the bond term.		808,122	806,361	-

On April 5, 2022, Betterware entered into a credit line with BBVA for up to Ps.400,000 and as of May 31, 2022, through an amending agreement, the amount was strengthened for up to Ps.800,000. The line of credit bearing interest at the 28-day TIIE rate plus 100 basis points, payable monthly, with a term of 36 months from the date of signing the original contract.		120,000	300,000	-

On March 10, 2020, Betterware entered into a credit line agreement with HSBC México, S.A., for an amount of Ps.50,000. BLSM is jointly and severally liable for this credit line. On June 17, 2022, we entered into the fourth amendment agreement by which the available funds under the credit line were increased to Ps.300,000. The line bears interest at the TIIE rate plus 100 basis points.		80,000	-	-

Credit line with Banamex, with interest rate at TIIE (28 days published in BANXICO) plus 110 basis points. The line considers payments of drawdowns within no more than 90days. This short-term line of credit, which is available and paid in a term of no more than 12 months.		-	-	200,000

Simple credit line with Banamex, HSBC, BBVA, Bajío, BanCoppel and Scotiabank, up to Ps.4,498,695, with interest (28-day TIIE published in BANXICO) plus the applicable margin, such ordinary interest will be calculated by the number of days effectively elapsed over the base of a year 360 days, in addition, in case of default, interest will be paid at the ordinary interest rate multiplied by 2.0pp divided by 360 days and the result will be applied to unpaid and past-due balances.		-	-	4,432,711

Interest payable	Ps.	66,084	86,231	30,419

Total debt		4,824,943	5,131,422	6,148,675

Less: Current portion		1,156,084	508,731	230,419

Long term debt and borrowings	Ps.	3,668,859	4,622,691	5,918,256

Schedule of Cash Flows Arising From Financing Activities

Reconciliation of movements of liabilities to cash flows arising from financing activities

	Long-term debt and borrowings		Interest payable	Derivative financial instruments, net

Balances as of January 1, 2022	Ps.	1,482,276	28,109	(28,193)
Changes that represent cash flows -
Loans obtained		5,818,705	-	-
Payments		(1,120,025)	(502,847)	-
Bond issuance costs		(88,722)	-	-
Changes that do not represent cash flows:
Interest expense		-	505,157	-
Control obtained over subsidiaries
Amortization of bond issuance cost		3,285	-	-
Amortization of issuance cost from Long-term debt- Syndicated Credit		22,737	-	-
Valuation effects of derivative financial instruments		-	-	43,522
Balances as of December 31, 2022		6,118,256	30,419	15,329
Changes that represent cash flows -
Loans obtained		6,498,994	-	-
Payments		(7,633,715)	(652,313)	-
Bond issuance costs		(8,355)	-	-
Changes that do not represent cash flows:
Interest expense		-	708,125	-
Amortization of bond issuance cost		4,026	-	-
Amortization of issuance cost from Long-term debt- Syndicated Credit		15,538	-	-
Cancellation of Line issuance cost from Long-term debt- Syndicated Credit		50,447	-	-
Valuation effects of derivative financial instruments		-	-	32,591
Balances as of December 31, 2023		5,045,191	86,231	47,920
Changes that represent cash flows -
Loans obtained		3,027,100	-	-
Payments		(3,319,600)	(603,921)	-
Changes that do not represent cash flows:
Interest expense		-	583,774	-
Amortization of bond issuance cost		6,168	-	-
Valuation effects of derivative financial instruments		-	-	(156,766)
Balances as of December 31, 2024	Ps.	4,758,859	66,084	(108,846)

Schedule of Long-Term Debt and Interest Maturities

The Group’s long-term debt and interest maturities as of December 31, 2024, including non-accrued interest, are as follows:

Year	Amount

2025	Ps.	1,497,908
2026		1,025,563
2027		1,328,118
2028		1,595,499
2029-2030		734,406
	Ps.	6,181,494